BUSINESS SEGMENT INFORMATION - Geographic Region Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	$ 27,448	$ 24,878	$ 23,196
Long-lived assets	4,316	3,729	3,530
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	17,122	15,151	14,071
Long-lived assets	2,344	1,990	1,773
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	1,083	1,058	949
Long-lived assets	42	31	31
Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	1,461	1,680	1,549
Long-lived assets	524	465	476
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	5,078	4,530	4,339
Long-lived assets	935	790	797
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	2,704	2,459	2,288
Long-lived assets	$ 472	$ 453	$ 453